Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Summary of convertible notes and debt discounts
The convertible notes and debt discounts consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Dow Notes	$2,340	$1,620
Union Carbide Notes	1,560	1,080
IBT & David Humes Notes	210	114
Investor Notes	526	104
Unamortized Debt Discount	(176)	(359)

	4,460	2,559
Less current portion	(413)	(2,378)

	$4,047	$181

The convertible notes and debt discounts consist of the following at December 31 (in thousands):

	2021	2020
Dow Notes	$1,620	$—
Union Carbide Notes	1,080	—
IBT & David Humes Notes	114	—
Investor Notes	104
Unamortized Debt Discount	(359)	—

	2,559	—
Less current portion	(2,378)	—

	$181	$—

Summary of future maturities of principal repayment of convertible notes	Future maturities of principal repayment of the convertible notes as of September 30, 2022 are as follows:

Years ending December 31:
2022 (remaining)	$500
2023	—
2024	2,618
2025	1,518

Total	$4,636

Future maturities of principal repayment of the convertible notes as of December 31, 2021 are as follows (in thousands):

Years ending December 31,
2022	$2,700
2023	—
2024	218

$2,918

Dow Notes [Member]
Debt Instrument [Line Items]
Summary of future maturities of principal repayment of convertible notes
In August and September 2022, certain Dow Notes were amended to extend their maturity dates. The maturity dates for all Dow Notes as of September 30, 2022 are as follows:

Issue Date	Amount	Maturity Date
June 2021	$300	December 2022
September 2021	840	December 2024
October 2021	240	December 2024
November 2021	240	December 2024
March 2022	120	March 2024
April 2022	480	April 2025
April 2022	120	April 2025

	$2,340

Union Carbide Notes [Member]
Debt Instrument [Line Items]
Summary of future maturities of principal repayment of convertible notes
In August and September 2022, certain Union Carbide Notes were amended to extend their maturity dates. The maturity dates for all Union Carbide Notes as of September 30, 2022 are as follows:

Issue Date	Amount	Maturity Date
June 2021	$200	December 2022
September 2021	560	December 2024
October 2021	160	December 2024
November 2021	160	December 2024
March 2022	80	March 2024
April 2022	320	April 2025
April 2022	80	April 2025

	$1,560